Consolidated Balance Sheets - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Current assets:
Cash	$ 634,000	$ 11,000
Prepaid expenses	83,000	41,000
Accounts receivable	1,000
Total current assets	718,000	52,000
Deferred offering costs	162,000
Property and equipment, net	11,000	31,000
Other assets	7,000	9,000
Total assets	898,000	92,000
Current liabilities:
Accounts payable and accrued expenses	1,148,000	665,000
Accrued officers' salary	188,000	607,000
Accrued interest (including $41,000 and $99,000 payable to related parties)	46,000	248,000
Note payable		125,000
Notes payable - related parties	112,000	1,965,000
Convertible notes payable, net of discount of $1,082,000 and $675,000, respectively	818,000	1,020,000
Derivative liability	2,576,000	1,251,000
Total current liabilities	4,888,000	5,881,000
Long-term liabilities:
Notes payable - related parties	1,065,000
Total long-term liabilities	1,065,000
Total liabilities	5,953,000	5,881,000
Stockholders' deficit
Preferred stock, $0.0001 par value, 15,000,000 shares authorized, none issued or outstanding
Common stock, $0.0001 par value, 200,000,000 shares authorized, 12,055,491 and 7,941,234 shares issued and outstanding as of December 31, 2018 and 2017	1,000	1,000
Additional paid-in capital	35,611,000	22,750,000
Accumulated deficit	(40,667,000)	(28,540,000)
Total stockholders' deficit	(5,055,000)	(5,789,000)
Total liabilities and stockholders' deficit	$ 898,000	$ 92,000